CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUE:
Contract and grant revenue	$ 693	$ 1,021	$ 2,326	$ 2,701	$ 3,597	$ 3,364
Sales - devices and disposables	43		72		25	0
Cost of goods sold	55		130		106	0
Gross Loss	(12)		(58)		(81)	0
Research and development	787	709	2,397	2,024	2,779	1,805
Sales and marketing	132	80	271	200	287	131
Claim settlement		2,285		2,285	3,622	0
General and administrative	732	596	2,714	2,066	3,584	3,049
Total	1,651	3,670	5,382	6,575	10,272	4,985
Operating loss	(970)	(2,649)	(3,114)	(3,874)	(6,756)	(1,621)
OTHER INCOME		9		53	192	2
INTEREST EXPENSE	(16)	(21)	(52)	(62)	(80)	(1,227)
LOSS BEFORE INCOME TAXES	(986)	(2,661)	(3,166)	(3,883)	(6,644)	(2,846)
PROVISION FOR INCOME TAXES					0	0
Net loss			(3,166)	(3,883)	(6,644)	(2,846)
Preferred stock dividends					0	(1,700)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLERS	$ (986)	$ (2,661)	$ (3,166)	$ (3,883)	$ (6,644)	$ (4,546)
BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.08)	$ (0.14)	$ (0.12)
WEIGHTED AVERAGE SHARES OUTSTANDING	60,827	48,813	55,810	48,379	48,868	38,596